Shareholders’ Equity	12 Months Ended
Mar. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

23. Shareholders’ equity

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands as an exempt company with limited liability on September 15, 2022. The authorized number of ordinary shares was 500,000,000 shares with a par value of US$0.0001 each.

On December 18, 2023, the Company amended its memorandum of association to re-designate the 20,000 issued ordinary shares into Class A Ordinary Shares with a par value of US$0.0001 each and 10,000 Class B Ordinary Shares are allotted and issued to shareholders proportionally, with a par value US$0.0001 each. Pursuant to the memorandum of association, holders of Class A Ordinary Shares and Class B Ordinary Shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights except each Class A Ordinary Share is entitled to one (1) vote and each Class B Ordinary Share is entitled to fifteen (15) votes. Also, each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time at the option of the holder thereof but Class A Ordinary Shares are not convertible into Class B Ordinary Shares.

On April 16, 2024, the Company effected a share split at a ratio of 1-to-2,000. As a result of the share split, the authorized share capital of the Company was changed to US$50,000 divided into (i) 900,000,000,000 Class A Ordinary Shares of par value of US$0.00000005 each and (ii) 100,000,000,000 Class B Ordinary Shares of par value of US$0.00000005 each. As a result, a total of 40,000,000 Class A Ordinary Shares and 20,000,000 Class B Ordinary Shares were issued after the share split as of the date hereof.

The Company considered that the above share amendment was part of the Company’s recapitalization prior to completion of its initial public offering. The Company believed it is appropriate to reflect the above transactions on a retroactive basis pursuant to ASC 260. All shares and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively restated to reflect the above share amendment.

Dividend distributions

During the year ended March 31, 2022, the Company distributed HK$13,960,000 to KGDL, of which HK$10,700,000 in cash and HK$3,260,000 through reduction in amount due from KGDL. No dividend was declared for the years ended March 31, 2023 and 2024.

Constructive dividend

The Company declared constructive dividend of HK$1,088,580 (US$138,674) for the year ended March 31, 2023. It represents amount due from a related party controlled by Mr. Chung and Mr. Yiu, the shareholders, which collectability is no longer probable as of March 31, 2023. The amount is recorded as constructive dividend and debited to retained earnings.